COMMON STOCK	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
COMMON STOCK
COMMON STOCK

4. COMMON STOCK

Stock Issuances

During the six months ended June 30, 2023 the Company issued 5,400,000 shares of common stock for cash of $540,000 and 6,853,335 shares of common stock on the conversion of debt.

Stock Options

Certain employees and executives have been granted options or warrants that are compensatory in nature. A summary of option activity for the six months ended June 30, 2023 are presented below:

Options Outstanding	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term in Years	Aggregate Intrinsic Value

Balance Outstanding - January 1, 2023	32,235,000	$0.13	8.8	$-
Granted	-	$-	-
Exercised	-	-
Forfeited	-	$-
Balance Outstanding – June 30, 2023	32,235,000	$0.13	8.5	$-

Exercisable – June 30, 2023	9,281,666	$0.12	8.1	$-
Nonvested Options	Number of Options	Weighted Average Grant Date Fair Value	Weighted Average Remaining Years to Vest

Nonvested - January 1, 2023	23,053,334	$0.12	8.8

Granted	-	$-	-
Vested	(100,000)	$0.12	8.8
Forfeited/expired	-	-	-
Nonvested – June 30, 2022	22,953,334	$0.12	8.1

Restricted Stock Compensation

On December 31, 2022, the Company’s Board of Directors approved the grant of 250,000 shares of common stock to each of the Directors of the Company, for services rendered during 2021 and 2022, all of which vested on December 31, 2022. Compensation expense related to this grant for the year 2022 was $122,375 based upon fair value of our common stock of $0.089 per share. The Company’s Board of Directors also approved the granting of shares of common stock for employee performance related to 2021 performance with a fair value of $160,645. The Board also approved on January 3, 2023 4,000,000 shares of common stock related to the Chief Executive Officer for bonus related to 2022 service with a fair value of $356,000.

On March 13, 2023 the Company’s Board of Directors approved the grant of 150,000 shares of common stock to certain board members for services related to 2018 service.

In April 2023, the Company’s Board of Directors approved compensation for its Board Members and Committee Members for the year ended December 31, 2023. On an annual basis equivalent, Board Members are compensated $60,000, with additional compensation of $10,000 for being a Committee Member and an additional $10,000 for being a Chair of a Committee. Compensation is to be paid quarterly in arrears at the closing stock price of the last trading day of the quarter.  The Company has recorded an expense of $184,167 as of June 30, 2023. In addition the Board of Directors approved the grant of 2,425,000 shares of common stock for employee performance related to 2022 performance with a fair value of $312,761.

Warrants

The Company typically issues warrants to individual investors and institutions to purchase shares of the Company’s Common Stock in connection with public and private placement fundraising activities. Warrants may also be issued to individuals or companies in exchange for services provided for the Company. The warrants are typically exercisable six months after the issue date, expire in five years, and contain a cash exercise provision and registration rights.

In May 2023, the Company entered into amendments with certain warrant holders whose warrants contained down round provisions and modified these warrants to remove such provisions from inception. As such the number and exercise of these warrants are set back to their original values as originally intended by the parties.

During the six months ending June 30, 2023, the Company issued no Common Stock Warrants.

During the six months ending June 30, 2022, the Company issued no Common Stock Warrants. The Company purchased 38,135 common stock warrants issued to a lender in 2019 as part of a Note Payable that had been fully satisfied in 2020. These warrants include anti-dilutive provisions and as such resulted in an additional 861,851 of warrants that were to be issued at a strike price of $0.05. The Company purchased these warrants at their restated strike price for $45,000.

As of June 30, 2023, the number of shares issuable upon exercise of the Common Stock Warrants were 10,992,438 shares.

Type	Issue Date	Shares	Price	Expiration
Investors	4/19/2021	1,300,000	$0.20	4/19/2026
Investors	4/19/2021	1,300,000	$0.25	4/19/2026
Investors	4/22/2021	1,300,000	$0.20	4/22/2026
Investors	4/22/2021	1,300,000	$0.25	4/22/2026
Investors	4/30/2021	650,000	$0.20	4/30/2026
Investors	4/30/2021	650,000	$0.25	4/30/2026
Investors	5/4/2021	650,000	$0.20	5/4/2026
Investors	5/4/2021	650,000	$0.25	5/4/2026
Investors	5/19/2021	650,000	$0.20	5/19/2026
Investors	5/19/2021	650,000	$0.25	5/16/2026
Investors	8/31/2021	1,500,000	$0.25	8/31/2026
Investors	7/29/2022	87,500	$0.20	7/28/2027
Investors	7/29/2022	87,500	$0.25	7/28/2027
Investors	8/5/2022	43,750	$0.20	8/4/2027
Investors	8/5/2022	43,750	$0.25	8/4/2027
Investors	8/19/2022	43,750	$0.20	8/18/2027
Investors	8/19/2022	43,750	$0.25	8/18/2027
Investors	11/28/2022	9,407	$0.20	11/27/2027
Investors	11/28/2022	9,406	$0.25	11/27/2027
Investors	12/15/2022	11,812	$0.20	12/14/2027
Investors	12/15/2022	11,813	$0.25	12/14/2027
Total		10,992,438

Warrants Outstanding	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term in Years	Aggregate Intrinsic Value
Outstanding – December 31, 2022	353,493,766	$0.10	3.45	$803,522
Granted	-	-	-	-
Forfeited/expired	(24,356,938)	$0.08	3.45	-
Outstanding – June 30, 2023	10,992,438	$0.23	3.15	$715,223

4. COMMON STOCK (As Restated)

Stock Issuances

During the year ended December 31, 2022, the Company issued 13,827,049 shares of common stock. of which 5,722,844 shares of common stock were issued for cash of $450,000. The Company also issued 227,368 shares of common stock for the conversion of $22,387 of convertible debt. 700,000 shares of common stock were issued for the exercise of common stock options for a value of $2,100. 8,426,837 shares of common stock were issued related to stock-based compensation for a value of $1,817,123. The Company also repurchased and cancelled 1,250,000 shares of common stock with a value of $100,000.

During the year ended December 31, 2021 the Company issued 42,719,600 shares of common stock for cash of $2,776,230. The Company issued 3,980,000 shares of common stock to debt holders as inducements to issue debt valued at $1,513,366.  Common stock of 9,296,617 was issued in conjunction with the acquisition of the assets of Advantech, BCS and Spectrum Technology Solutions with a value of $1,025,000. The Company issued common stock in the amount of 1,888,463 related to the conversion of $188,846 of convertible debt. The Company issued 3,151,416 shares of common stock for stock compensation expense of $331,945. The Company issued 16,376,047 shares of common stock for conversion of services related payables of $638,215.

Stock Options

Certain employees and executives have been granted options or warrants that are compensatory in nature. A summary of option activity for the year ended December 31, 2022 and 2021 are presented below:

2021 Options Outstanding	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term in Years	Aggregate Intrinsic Value

Balance Outstanding - January 1, 2021	1,775,000	$0.24	7.7	$-
Granted	30,880,000	$0.12	9.9
Exercised	(10,000)	0.15
Forfeited	-	$-
Balance Outstanding - December 31, 2021	32,645,000	$0.12	9.8	$-

Exercisable - December 31, 2021	1,395,000	$0.24	6.7	$-

2021 Nonvested Options	Number of Options	Weighted Average Grant Date Fair Value	Weighted Average Remaining Years to Vest

Nonvested - January 1, 2021	-	$-	-
Granted	30,880,000	$-	9.9
Vested	-	$-	-
Forfeited/expired	-	-	-
Nonvested - December 31, 2021	30,880,000	$-	9.9

2022 Options Outstanding	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term in Years	Aggregate Intrinsic Value

Balance Outstanding - January 1, 2022	32,645,000	$0.12	9.8	$-
Granted	300,000	$0.12	9.0	-
Exercised	(700,000)	0.00	5.5	-
Forfeited	(10,000)	$0.15	6.2	-
Balance Outstanding - December 31, 2022	32,235,000	$0.13	8.8	$-

Exercisable - December 31, 2022	9,891,666	$0.12	8.8	$-

2022 Nonvested Options	Number of Options	Weighted Average Grant Date Fair Value	Weighted Average Remaining Years to Vest

Nonvested - January 1, 2022	30,880,000	$-	9.8
Granted	300,000	$-	9.0
Vested	(8,126,666)	$-	8.3
Forfeited/expired	-	-	-
Nonvested - December 31, 2022	23,053,334	$-	8.8

Restricted Stock Compensation

On March 29, 2021, the Company’s Board of Directors approved the grant of 1,300,000 restricted shares of common stock to the Chief Executive Officer for bonus related to 2020 service.

On March 29, 2021, the Company’s Board of Directors approved the grant of 200,000 restricted shares of common stock to Directors of the Company, for services to be rendered during 2020, all of which shares vested on December 31, 2021. Compensation expense related to this grant for the year 2021 was $10,000 based upon the estimated fair value of our common stock of $0.05 per share.

On March 29 2021 the Company’s Board of Directors approved the granting of restricted shares of common stock to the Chief Executive Officer for bonus related to 2021 service. The Chief Executive Officer could earn fully vested restricted stock based on revenue bands; 800,000 for revenues from $2,600,000 to $3,200,000; 1,200,000 for revenues of $3,200,001 to $4,500,000; 1,600,000 for revenues of $4,500,001 to $5,999,999; or 2,000,000 for revenues above $6,000,000. Based on revenues for 2021 the Chief Executive Officer earned 1,600,000 restricted shares of common stock which vested on December 31, 2021. The Company record the fair value of the compensation totaling $176,160 in 2021.

On December 31, 2022, the Company’s Board of Directors approved the grant of 250,000 restricted share of common stock to each of the Directors of the Company, for services to be rendered during 2021 and 2022, all of which vested on December 31, 2022. Compensation expense related to this grant for the year 2022 was $122,375 based upon fair value of our common stock of $0.089 per share. The Company’s Board of Directors also approved the granting of restricted shares of common stock for employee performance related to 2021 performance with a fair value of $160,645. The Board also approved on January 3, 2023 4,000,000 shares of restricted stock related to the Chief Executive Officer for bonus related to 2022 service with a fair value of $356,000.

Warrants

The Company typically issues warrants to individual investors and institutions to purchase shares of the Company’s Common Stock in connection with public and private placement fundraising activities. Warrants may also be issued to individuals or companies in exchange for services provided for the Company. The warrants are typically exercisable six months after the issue date, expire in five years, and contain a cash exercise provision and registration rights.

During the year ended December 31, 2021, the Company issued 19,350,000 Common Stock Warrants in connection with the issuance of the Company’s Convertible Promissory Notes and Promissory Notes. These warrants were designated Common Stock Warrants with an initial term of 5 years and an exercise price of $0.20 and $0.25. The Company may not effect, and a holder will not be entitled to, convert the Common Stock Warrants, which, upon giving effect to such conversion or exercise, would cause the aggregate number of shares of common stock beneficially owned by the Purchaser (together with its affiliates) to exceed 4.99%. These warrants also include down round provisions that required the lowering of the exercise price of the warrant and a proportionate increase in the number of shares underlying the warrants upon the issuance of new securities at a price per shares that is lower than the exercise price of the original warrant. The down round lowest is triggered at a price that is lower than $0.10 per equity instrument for 3,900,000 warrants and $0.25 per equity instrument for 6,700,000 warrants. The Company issued common stock in August 2021 at a price of $0.10 thereby affecting the down round provision on the 6,700,000 warrants. As such the Company has recorded a charge of $443,367 as a Dividend to Common Stockholders reflecting the increase in value of shares to be received by the warrant holders along with an increase in 6,500,000 warrants issuable to these holders at a new exercise price of $0.10. Then in December 2021, the down round was triggered for 1,500,00 warrants with an exercise price of $0.25 as a result of an equity issuance of $0.10 resulting in an additional charge of $371,186 being recorded as a Dividend to Common Stockholders and an additional 2,250,000 warrants being issued to the holder, for a total of 19,350,000 warrants outstanding at December 31, 2021.

During the year ended December 31, 2022, the Company issued 392,438 Common Stock Warrants in connection with issuances of promissory notes, of which 42,438 were issued to related parties. These warrants were designated Common Stock Warrants with an initial term of 5 years and an exercise price of $0.20 and $0.25 and contained now down round provisions. The Company may not effect, and a holder will not be entitled to, convert the Common Stock Warrants, which, upon giving effect to such conversion or exercise, would cause the aggregate number of shares of common stock beneficially owned by the Purchaser (together with its affiliates) to exceed 4.99%. The Company issued convertible debt in December 2022 at a price of $0.08 thereby affecting the down round provision on 19,350,000 warrants with a trigger price that is lower than $0.10 for any equity instrument issued. As such the Company has recorded a charge of 1,794,704 as a Dividend to Common Stockholders reflecting the increase in value of shares to be received by the warrant holder along with an increase in 10,931,250 warrants issuable to these holders for a total of 30,281,250 warrants at a new exercise price of $0.08.

As of December 31, 2021, the number of shares issuable upon exercise of the Common Stock Warrants were 19,350,000 shares.

Type	Issue Date	Shares	Exercise Price	Expiration

Investors	4/19/2021	5,850,000	$0.10	4/19/2026
Investors	4/22/2021	5,850,000	$0.10	4/22/2026
Investors	4/30/2021	650,000	$0.20	4/30/2026
Investors	4/30/2021	650,000	$0.25	4/30/2026
Investors	5/4/2021	650,000	$0.20	5/4/2026
Investors	5/4/2021	650,000	$0.25	5/4/2026
Investors	5/19/2021	650,000	$0.20	5/19/2026
Investors	5/19/2021	650,000	$0.25	5/16/2026
Investors	8/31/2021	3,750,000	$0.10	8/31/2026
Total		19,350,000

As of December 31, 2022, the number of shares issuable upon exercise of the Common Stock Warrants were 130,273,688 shares.

Type	Issue Date	Shares	Exercise Price	Expiration

Investors	4/19/2021	7,312,500	$0.08	4/19/2026
Investors	4/22/2021	7,312,500	$0.08	4/22/2026
Investors	4/30/2021	3,656,250	$0.08	4/30/2026
Investors	5/4/2021	3,656,250	$0.08	5/4/2026
Investors	5/19/2021	3,656,250	$0.08	5/19/2026
Investors	8/31/2021	4,687,500	$0.08	8/31/2026
Investors	7/29/2022	87,500	$0.20	7/28/2027
Investors	7/29/2022	87,500	$0.25	7/28/2027
Investors	8/5/2022	43,750	$0.20	8/4/2027
Investors	8/5/2022	43,750	$0.25	8/4/2027
Investors	8/19/2022	43,750	$0.20	8/18/2027
Investors	8/19/2022	43,750	$0.25	8/18/2027
Investors	11/28/2022	9,407	$0.20	11/27/2027
Investors	11/28/2022	9,406	$0.25	11/27/2027
Investors	12/15/2022	11,813	$0.20	12/14/2027
Investors	12/15/2022	11,812	$0.25	12/14/2027
Total		30,673,688

	Warrant Shares Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Life	Intrinsic Value

Outstanding - December 31, 2020	-	$-	-	$-
Granted	10,600,000	$0.23	4.40
Additions due to Down Round feature	8,750,000	0.10	4.40	1,307,330
Forfeited/expired	-	$-	-	-
Outstanding - December 31, 2021	19,350,000	$0.13	4.40	1,307,330
Granted	392,438	$0.23	4.66
Additions due to Down Round feature	10,931,250	0.08	3.40	2,520,134
Forfeited/expired	-	$-	-	-
Outstanding - December 31, 2022	30,673,688	$0.08	3.45	$3,827,464

Equity Line of Credit

In January 2021 the Company and one of its Convertible Debt Holders entered into a Purchase Agreement for up to $5,000,000 shares of the Company’s common stock for 24 months. The purchase price of the stock will be at 75% of the lowest individual daily weight average price of the past five (5) trading days with the amount to be drawn down as the lesser of $250,000 or 300% of the average shares traded for the ten (10) days prior to the Closing Request Date with a minimum $25,000 put allowance. As part of the agreement, the Company issued 250,000 shares of common stock as a commitment fee.

In January 2022 the Company exercised its equity line of credit of an aggregate amount of $350,000 in exchange for 4,772,844 shares of common stock. The balance available as of December 31, 2022, to draw on the equity line of credit after the draw was $4,650,000.